Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a recurring basis on December 31, 2020

Cash and cash equivalents
Money market funds	$-	$171	$-	$171

Short-term investments
Time deposits with original maturity of more than 3 months but less than 12 months	$29,054	$-	$-	$29,054

Items measured at fair value on a recurring basis on December 31, 2019

Cash and cash equivalents
Money market funds	$-	$169	$-	$169

Short-term investments
Time deposits with original maturity of more than 3 months but less than 12 months	$35,693	$-	$-	$35,693

Long-term investments
Excelliance MOS Co., Ltd (“EMC”)	$3,180	$-	$-	$3,180

Fair Value Measurements, Nonrecurring [Table Text Block]
	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a nonrecurring basis on December 31, 2020

Long-term investments
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$-	$-	$992	$992	$-

Items measured at fair value on a nonrecurring basis on December 31, 2019

Long-term investments
Philip Ventures Enterprise Fund (“PVEF”)	$-	$-	$-	$-	$(30)
Sigurd Cayman	-	-	992	992	-

	$-	$-	$992	$992	$(30)